Accounts Receivable	12 Months Ended
Sep. 30, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable is presented net of allowance for credit loss:

	As of September 30,
	2024	2025
Accounts receivable	$1,727,576	$1,027,270
Less: allowance for expected credit loss	(42,932)	(23,067)
Total	$1,684,644	$1,004,203

The movement of allowances for credit loss is as follow:

	As of September 30,
	2024	2025
Balance at beginning of the year	$(38,534)	$(42,932)
Increase (reversal)	(4,398)	19,865
Balance at ending of the year	$(42,932)	$(23,067)